CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenue (including revenue from related parties of nil, RMB31,034 and RMB480 for 2023, 2024 and 2025, respectively)	¥ 6,222,190	$ 889,761	¥ 5,801,032	¥ 5,466,873
Operating costs and expenses:
Facilitation and servicing	(1,235,767)	(176,712)	(2,033,511)	(2,011,553)
Sales and marketing	(2,427,979)	(347,196)	(1,913,868)	(1,538,913)
General and administrative	(302,470)	(43,253)	(220,993)	(214,856)
Research and development	(427,125)	(61,078)	(372,441)	(296,317)
Allowance for uncollectible receivables, contract assets, prepaid expenses and other current assets and others	(31,520)	(4,507)	(12,204)	(72,764)
Total operating costs and expenses	(4,424,861)	(632,746)	(4,553,017)	(4,134,403)
Income (Loss) from operations	1,797,329	257,015	1,248,015	1,332,470
Gain from de-recognition of liabilities				280,231
Loss from disposal of subsidiaries			(14,431)	(2,012)
Impairment of long-term investments			(51,923)	(91,236)
Interest income, net	8,945	1,279	18,281	12,895
Other income, net	67,111	9,597	95,426	14,834
Income before income taxes and share of loss from equity method investments	1,873,385	267,891	1,295,368	1,547,182
Income tax expense	(337,652)	(48,284)	(238,900)	(247,616)
Share of loss from equity method investments				(1,990)
Net income	1,535,733	219,607	1,056,468	1,297,576
Net loss attributable to non-controlling interests	(9)	(1)	(10)	(43)
Net income attributable to Jiayin Group Inc.	¥ 1,535,742	$ 219,608	¥ 1,056,478	¥ 1,297,619
Net income per share:
Basic net income per share | (per share)	¥ 7.35	$ 1.05	¥ 4.97	¥ 6.06
Diluted net income per share | (per share)	¥ 7.35	$ 1.05	¥ 4.97	¥ 6.06
Weighted average shares used in calculating net income per share:
- Basic | shares	208,900,211	208,900,211	212,433,169	213,996,233
- Diluted | shares	208,900,211	208,900,211	212,433,169	213,996,233
Net income (loss)	¥ 1,535,733	$ 219,607	¥ 1,056,468	¥ 1,297,576
Other comprehensive (loss) income, net of tax of nil
Fair value changes and foreign currency translation adjustments	3,862	552	(3,171)	(7,133)
Comprehensive income	1,539,595	220,159	1,053,297	1,290,443
Comprehensive (loss) income attributable to non-controlling interests	101	14	21	(99)
Comprehensive income	¥ 1,539,494	$ 220,145	¥ 1,053,276	¥ 1,290,542